Subsequent events	12 Months Ended
Dec. 31, 2018
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Subsequent events

Note 20. Subsequent events

In March 2019, we entered into a lease agreement for a 82,000 square foot commercial-scale manufacturing facility, called the IMPACT site, which stands for “Innovative Manufacturing Plant for Allogeneic Cellular Therapies”. The IMPACT facility is located in Raleigh, North Carolina. The new manufacturing facility is being designed to provide GMP manufacturing for clinical supply and commercial product upon potential regulatory approval. The facility is planned to be operational by 2021.